Cover	Sep. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2021
Entity File Number	000-15327
Entity Registrant Name	CYTRX CORPORATION
Entity Central Index Key	0000799698
Entity Tax Identification Number	58-1642740
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	, Suite 650
Entity Address, Address Line Two	Suite 650
Entity Address, Address Line Three	Los Angeles
Entity Address, City or Town	, California 90049
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90049
City Area Code	(310)
Local Phone Number	826-5648
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CYTR
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	None